SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 6,677	$ 6,398	$ 6,702
Charges to Earnings	7,486	4,687	5,370
Charges to Other Accounts	0	158	0
Deductions	(5,456)	(4,566)	(5,674)
Balance at end of period	8,707	6,677	6,398
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	61,604	60,988	62,744
Charges to Earnings	(3,375)	848	(3,375)
Charges to Other Accounts	1,638	(232)	1,619
Deductions	0	0	0
Balance at end of period	59,867	61,604	60,988
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	867	971	1,188
Balance at end of period	$ 468	$ 867	$ 971